Summary of principal accounting policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥) category	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 01, 2023 CNY (¥)
Weighted average effective interest rate	9.00%	9.00%		21.00%	24.00%
Balance at the beginning of year		¥ 108,553		¥ 169,833	¥ 244,151
Addition		208		1,758	3,445
Accretion of interest		4,229		31,196	37,806
Repayment		(15,800)		(69,738)	(115,569)
Derecognition	¥ (97,190)	(97,190)		(24,496)	0
Balance at the end of year	0	0		108,553	169,833
Cumulative upfront fees	¥ 123,960	123,960		433,404	158,176
Amortized cumulative upfront fees		39,409		73,554	14,586
Gain on derecognition of financing payable and accounts payable		0	$ 0	21,669	0
Derecognition of related equipment on business winding-ups				2,785
Derecognition of outstanding upfront fee payable				6,917		¥ 470,552
Number of revenue categories | category	2
Total revenue		2,958,647	416,716	2,838,190	3,585,391
Net gains recognized on business winding-ups				4,132
Mobile device charging
Total revenue		2,869,215	404,120	2,813,619	3,558,654
Mobile device charging service
Total revenue		1,577,379	222,169	2,754,143	3,455,797
Mobile device charging solution
Total revenue		173,152	24,388	0	0
Power bank and cabinet sales
Total revenue		1,118,684	157,563	59,476	102,857
Others
Total revenue		89,432	$ 12,596	24,571	26,737
Direct model
Total revenue		1,083,300		1,617,793	2,531,977
Direct model | Mobile device charging service
Total revenue		1,058,636		1,587,298	2,458,794
Direct model | Power bank sales
Total revenue		24,664		30,495	73,183
Direct model | Power bank and cabinet sales
Total revenue				30,495	73,183
Network partner model
Total revenue		1,785,915		1,195,826	1,026,677
Network partner model | Mobile device charging service
Total revenue		518,743		1,166,845	997,003
Network partner model | Mobile device charging solution
Total revenue		173,152		0	0
Network partner model | Power bank and cabinet sales
Total revenue		¥ 1,094,020		28,981	29,674
As reported before reclassification
Total revenue				2,838,190	3,585,391
As reported before reclassification | Mobile device charging service
Total revenue				2,754,143	3,455,797
As reported before reclassification | Power bank and cabinet sales
Total revenue				59,476	102,857
As reported before reclassification | Others
Total revenue				24,571	¥ 26,737
Terminated Arrangements
Derecognition				24,496
Derecognition of related equipment on termination of the arrangement				6,959
Gain on derecognition of financing payable and accounts payable				¥ 17,537